Other Real Estate Owned - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Jun. 30, 2013 Branch	Dec. 31, 2014	Jun. 30, 2014 Branch	Dec. 31, 2013
Statement of Financial Position [Abstract]
Company announced plans to close branches	10
Number of branches closed			9
Book value of company's closed branches after impairment losses		$ 3.0		$ 5.1